ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income (loss)
a) Attributable to Limited Partners

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2026	$1,395	$(1,400)	$20	$54	$122	$3	$1,017	$1,211
Other comprehensive income (loss)	2	(4)	(25)	12	—	(2)	85	68
Other items	—	(2)	—	—	—	—	—	(2)
Balance at June 30, 2026	$1,397	$(1,406)	$(5)	$66	$122	$1	$1,102	$1,277

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains (losses)	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2025	$1,167	$(1,934)	$124	$53	$122	$5	$1,241	$778
Other comprehensive income (loss)	1	515	(109)	(13)	—	—	(249)	145
Other items	(41)	6	(1)	—	—	—	(10)	(46)
Balance at June 30, 2025	$1,127	$(1,413)	$14	$40	$122	$5	$982	$877
b) Attributable to General Partner

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2026	$8	$(10)	$1	$—	$1	$—	$7	$7
Other comprehensive income	—	—	—	—	—	—	—	—
Other items	—	1	—	—	—	—	—	1
Balance at June 30, 2026	$8	$(9)	$1	$—	$1	$—	$7	$8

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2025	$6	$(11)	$1	$—	$1	$—	$8	$5
Other comprehensive income (loss)	—	1	—	—	—	—	(1)	—
Other items	—	1	—	—	—	—	(2)	(1)
Balance at June 30, 2025	$6	$(9)	$1	$—	$1	$—	$5	$4
c) Attributable to Non-controlling interest – Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2026	$579	$(580)	$7	$23	$50	$2	$419	$500
Other comprehensive income (loss)	—	(1)	(11)	6	—	(1)	34	27
Other items	—	1	—	—	—	—	—	1
Balance at June 30, 2026	$579	$(580)	$(4)	$29	$50	$1	$453	$528

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2025	$481	$(797)	$50	$22	$50	$3	$510	$319
Other comprehensive income (loss)	—	210	(45)	(5)	—	—	(101)	59
Other items	(17)	3	1	—	—	(1)	(4)	(18)
Balance at June 30, 2025	$464	$(584)	$6	$17	$50	$2	$405	$360
d) Attributable to Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial (losses) gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2026	$397	$(390)	$4	$15	$35	$1	$285	$347
Other comprehensive income (loss)	—	(1)	(7)	4	—	(1)	25	20
Other items	—	11	—	—	—	—	—	11
Balance at June 30, 2026	$397	$(380)	$(3)	$19	$35	$—	$310	$378

US$ MILLIONS	Revaluation surplus	Foreign currency translation & other	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial (losses) gains	Equity accounted investments	Accumulated other comprehensive income (loss)
Balance at January 1, 2025	$332	$(544)	$36	$15	$35	$1	$348	$223
Other comprehensive income (loss)	—	148	(32)	(4)	—	—	(70)	42
Other items	(9)	(8)	—	—	—	1	3	(13)
Balance at June 30, 2025	$323	$(404)	$4	$11	$35	$2	$281	$252
e) Attributable to Non-controlling interest – Exchangeable units(1)

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2026	$18	$(13)	$—	$—	$1	$—	$12	$18
Other comprehensive income	—	—	—	—	—	—	1	1
Other items	—	(3)	—	—	—	—	—	(3)
Balance at June 30, 2026	$18	$(16)	$—	$—	$1	$—	$13	$16

US$ MILLIONS	Revaluation surplus	Foreign currency translation	Net investment hedges	Cash flow hedges	Marketable securities	Unrealized actuarial losses	Equity accounted investments	Accumulated other comprehensive income
Balance at January 1, 2025	$15	$(22)	$1	$—	$1	$—	$15	$10
Other items	(1)	1	—	1	—	—	(1)	—
Other comprehensive income (loss)	—	5	(1)	—	—	—	(2)	2
Balance at June 30, 2025	$14	$(16)	$—	$1	$1	$—	$12	$12

1.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.